Stock-Based Compensation - Stock Option Activity (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Outstanding, beginning of period (in shares)	983,512	1,098,823	1,097,323	1,147,558
Granted (in shares)	82,580	65,522	94,115	84,675
Exercised (in shares)	(574,303)	(166,838)	(83,790)	(124,156)
Canceled (in shares)	(16,471)	(13,995)	(8,825)	(10,754)
Outstanding, end of period (in shares)	475,318	983,512	1,098,823	1,097,323	1,147,558
Exercisable at period end (in shares)	291,169	802,609
Weighted-Average Exercise Price per Share
Outstanding, beginning of period (in dollars per share)	$ 40.62	$ 35.39	$ 32.70	$ 28.33
Granted (in dollars per share)	77.54	86.91	61.39	87.35
Exercised (in dollars per share)	23.88	21.37	25.58	26.70
Canceled (in dollars per share)	64.46	76.89	71.47	65.22
Outstanding, end of period (in dollars per share)	56.50	40.62	$ 35.39	$ 32.70	$ 28.33
Exercisable (in dollars per share)	$ 49.75	$ 32.52
Weighted-Average Remaining Contractual Life
Outstanding, weighted average remaining contractual life (in years)	5 years 10 months 24 days	4 years	4 years 3 months 18 days	4 years 9 months 18 days	5 years 6 months
Exercisable weighted average remaining contractual life (in years)	5 years	3 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, beginning of period	$ 40,137	$ 52,332	$ 42,154	$ 67,205
Granted	2,258	0	2,035	1,375
Exercised	46,520	10,020	4,813	5,516
Canceled	666	64	102	64
Outstanding, end of period	22,997	40,137	$ 52,332	$ 42,154	$ 67,205
Exercisable	$ 16,051	$ 36,848